Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 468,252
Ending balance	401,786	€ 468,252
Beginning balance	441,881
Ending balance	387,596	441,881
Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	185	209
Disposal of a business	(23)
Total gains /losses in income statement	(3)	(16)
Total gains /losses in OCI		(4)
Purchases	(1)	6
Sales	(8)
Settlements		0
Reclassification	(5)	(14)
Transfers to disposal groups	(76)
Ending balance	73	185
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	0	1
Net exchange difference	4	5
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,431	4,890
Total gains /losses in income statement	(2,012)	(1,628)
Purchases	(559)	(361)
Sales	713	352
Net exchange difference	152	178
Transfers from levels I and II	1
Transfers to disposal groups	(859)
Ending balance	867	3,431
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		610
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	10,086	9,061
Disposal of a business	(24)
Total gains /losses in income statement	322	1,303
Total gains /losses in OCI	(99)	12
Purchases	503	1,079
Sales	(199)	(1,594)
Settlements	(34)	(52)
Reclassification	2
Transfers from levels I and II	45	203
Transfers to levels I and II	(384)	(253)
Transfers to disposal groups	(5,092)
Ending balance	5,360	10,086
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(115)	619
Net exchange difference	235	326
Level III [member] | Recurring fair value measurement [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	(6)	(12)
Total gains /losses in income statement	(26)	(1)
Purchases	(559)	(361)
Sales	720	366
Net exchange difference	2	2
Transfers from levels I and II	1
Transfers to disposal groups	(105)
Ending balance	26	(6)
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		3
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,437	4,902
Total gains /losses in income statement	(1,986)	(1,627)
Sales	(7)	(14)
Net exchange difference	150	176
Transfers to disposal groups	(754)
Ending balance	840	3,437
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		607
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	185	209
Disposal of a business	(23)
Total gains /losses in income statement	(3)	(16)
Total gains /losses in OCI		(4)
Purchases	(1)	6
Sales	(8)
Settlements		0
Reclassification	(5)	(14)
Transfers to disposal groups	(76)
Ending balance	73	185
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	0	1
Net exchange difference	4	5
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,393	1,221
Disposal of a business	0
Total gains /losses in income statement	(145)	(114)
Total gains /losses in OCI	(100)	16
Purchases	289	368
Sales	(56)	(80)
Settlements	(34)	(52)
Transfers from levels I and II	43	203
Transfers to levels I and II	(384)	(246)
Transfers to disposal groups	(75)
Ending balance	1,008	1,393
Net exchange difference	77	77
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Money markets and other short term instruments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Total gains /losses in income statement	0
Total gains /losses in OCI	1
Ending balance	1
Net exchange difference	0
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	191	173
Disposal of a business	0
Total gains /losses in income statement	(1)	1
Total gains /losses in OCI	(35)	3
Purchases	(4)	30
Sales	(10)	(26)
Settlements		0
Transfers to disposal groups	(21)
Ending balance	131	191
Net exchange difference	12	11
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	603	467
Total gains /losses in income statement	(1)	(1)
Total gains /losses in OCI	(88)	6
Purchases	124	228
Sales	(34)	(29)
Settlements	(21)	(46)
Transfers from levels I and II	43	203
Transfers to levels I and II	(384)	(246)
Transfers to disposal groups	(54)
Ending balance	215	603
Net exchange difference	26	22
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	599	581
Total gains /losses in income statement	(142)	(113)
Total gains /losses in OCI	22	7
Purchases	168	111
Sales	(12)	(24)
Settlements	(14)	(6)
Ending balance	660	599
Net exchange difference	39	43
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	8,507	7,631
Total gains /losses in income statement	470	1,433
Total gains /losses in OCI	0	0
Purchases	215	705
Sales	(135)	(1,514)
Reclassification	7	14
Transfers from levels I and II	2
Transfers to levels I and II		(7)
Transfers to disposal groups	(4,942)
Ending balance	4,279	8,507
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(114)	618
Net exchange difference	155	245
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1,343	1,329
Total gains /losses in income statement	170	150
Purchases	190	179
Sales	(345)	(316)
Settlements		1
Transfers to disposal groups	(1,357)
Ending balance		1,343
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		147
Net exchange difference		1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5	242
Total gains /losses in income statement	(1)	(1)
Purchases	44	124
Sales	(3)	(361)
Settlements		0
Transfers to disposal groups	(44)
Ending balance	1	5
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)	1
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	3,010	2,173
Total gains /losses in income statement	361	796
Purchases	444	492
Sales	(578)	(638)
Transfers to disposal groups	(64)
Ending balance	3,363	3,010
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held		(1)
Net exchange difference	190	186
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investment contracts for account of policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	943	1,012
Total gains /losses in income statement	41	206
Total gains /losses in OCI	0	0
Purchases	(515)	(198)
Sales	873	(93)
Transfers from levels I and II	2
Transfers to levels I and II		(7)
Transfers to disposal groups	(932)
Ending balance	402	943
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(55)	162
Net exchange difference	(10)	22
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	1	22
Total gains /losses in income statement	10	(17)
Sales		(4)
Ending balance	11	1
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	10	(10)
Net exchange difference	0
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	2,643	2,385
Total gains /losses in income statement	(51)	253
Purchases	42	48
Sales	(40)	(60)
Reclassification	7	14
Transfers to disposal groups	(2,545)
Ending balance	59	2,643
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	1	253
Net exchange difference	3	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	563	467
Total gains /losses in income statement	(61)	46
Purchases	10	60
Sales	(42)	(43)
Ending balance	443	563
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(69)	66
Net exchange difference	€ (27)	€ 32